Contract Liabilities	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 9 — CONTRACT LIABILITIES

Contract liabilities represent the payment advance from customers. The movement of contract liabilities is as follows:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$791,265	$1,963
Additions	502,558	802,688
Recognized to revenue during the year	(791,214)	(7,432)
Exchange adjustment	(2,363)	(5,954)
Ending balance	$500,246	$791,265